Inventories, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Inventories [Abstract]
Inventory write-down	$ 470,624	$ 186,823	$ 116,115
Cost of goods sold	$ 27,635,112	$ 27,617,837	$ 21,311,442